Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		1 Months Ended
	Dec. 30, 2011 Dispensing Cap and Closures Manufacturer	Dec. 30, 2011 Dispensing Cap and Closures Manufacturer Minimum	Dec. 30, 2011 Dispensing Cap and Closures Manufacturer Maximum	Nov. 30, 2010 Trigger Sprayer Manufacturer
Business Acquisition [Line Items]
Purchase price	$ 71			$ 60
Identifiable intangible assets	19			18
Weighted average amortization period		3 years	15 years	10 years
Goodwill acquired	$ 30			$ 19